EQUITY INCENTIVE PLANS - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share $ / shares
Equity Incentive Plans [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	8,124,334	6,035,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 1.48	$ 1.28
Number of share options granted in share-based payment arrangement | Share	315,000	2,181,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.12	$ 2.03
Number of share options exercised in share-based payment arrangement | Share	(1,725,000)	(91,666)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.17	$ 1.45
Number of share options outstanding in share-based payment arrangement at end of period | Share	6,714,334	8,124,334
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 1.59	$ 1.48